LONG-TERM DEBT (Details Textual) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended
	May 31, 2011 CAD	Sep. 30, 2012 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 15, 2011 USD ($)	Dec. 31, 2012 Until December 15, 2013 [Member]	Dec. 31, 2012 After December 15, 2013 [Member]	May 31, 2011 Amended Former Abl Facility [Member] CAD	Dec. 31, 2012 Implementation Of Amended Plan [Member]	Sep. 13, 2012 Implementation Of Amended Plan [Member] USD ($)	Dec. 31, 2012 Dip Credit Facility [Member] CAD	Dec. 31, 2011 Abl Facility [Member] CAD	May 31, 2011 Abl Facility [Member] CAD	Dec. 31, 2012 Loan Facility July 2017 [Member] CAD	Dec. 31, 2012 Loan Facility May 2016 [Member] CAD	Dec. 31, 2012 Floating Rate Senior Secured Notes [Member] USD ($)	Dec. 31, 2012 Floating Rate Senior Secured Notes [Member] CAD	Sep. 30, 2012 Floating Rate Senior Secured Notes [Member] CAD	Dec. 31, 2012 Senior Secured Notes Due October 2017 [Member] USD ($)	Dec. 31, 2012 Senior Secured Notes Due October 2017 [Member] CAD	Sep. 30, 2012 Senior Secured Notes Due October 2017 [Member] CAD	Dec. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] CAD	Sep. 30, 2012 Senior Notes [Member] CAD	Dec. 31, 2012 Senior Secured Notes Due December 2016 [Member] USD ($)	Dec. 31, 2012 Senior Secured Notes Due December 2016 [Member] CAD	Sep. 30, 2012 Senior Secured Notes Due December 2016 [Member] CAD	Dec. 31, 2012 Senior Notes Two [Member] USD ($)	Dec. 31, 2012 Senior Notes Two [Member] CAD	Sep. 30, 2012 Senior Notes Two [Member] CAD	Dec. 31, 2012 Senior Notes Two [Member] Minimum [Member]	Dec. 31, 2012 Senior Notes Two [Member] Maximum [Member]	Dec. 31, 2012 Class B Senior Secured Notes [Member] USD ($)	Dec. 31, 2012 Class B Senior Secured Notes [Member] CAD	Sep. 30, 2012 Class B Senior Secured Notes [Member] CAD	Feb. 11, 2011 Senior Unsecured Notes Due June 2011 [Member] USD ($)
Line of Credit Facility, Maximum Borrowing Capacity									330			175		175	175	175
Line of Credit, Current													48.0
Recourse Debt Secured		279.3		282.6													35.0	0	33.4	250.0	248.7	245.9	250.0	0	0	280.4	0	0	38.3	0	0			110.0	0	0
Debt Instrument, Interest Rate, Effective Percentage																				11.00%	11.00%					11.00%	11.00%					8.625%	11.00%	11.00%	11.00%
Debt Instrument Redeemed Percentage																																					8.625%
Current portion of long-term debt		6.7		6.6																																	26.0
Secured pre-petition debt											250.0
Debt Instrument, Interest Rate Terms
The 2017 Notes, issued to holders of the Predecessor company’s 2016 Notes, have a maturity date of October 30, 2017, and bear interest, payable semi-annually, at a rate of 11% per annum in cash or, at the option of the company, 13% per annum payable 7.5% cash and 5.5% PIK. The PIK

Percentage Of Repurchase Of Notes On Principal Amount							103.00%	100.00%
Recourse Debt Revolving Credit 1		64.0		24.0
Recourse Debt Revolving Credit 2		0		0
Maximum Issuance Of Additional Senior Secured Notes Description			the company issuing up to an additional US$75.0 million in principal amount of identical senior secured notes, subject to the consent of holders of 75.0% in principal amount of 2017 Notes if the company's secured debt to EBITDA ratio, pro forma for the issuance of the additional senior secured notes, exceeds 3.0 times	the company issuing up to an additional US$75.0 million in principal amount of identical senior secured notes, subject to the consent of holders of 75.0% in principal amount of 2017 Notes if the company's secured debt to EBITDA ratio, pro forma for the issuance of the additional senior secured notes, exceeds 3.0 times
Maximum Issuance Of Additional Senior Secured Notes			75.0
Debt Instrument, Covenant Description			A financial covenant requires the company to maintain a minimum fixed charge coverage ratio of 1.0:1.0 if excess availability under the Facility is below $22 million; at December 31, 2012, the fixed charge coverage ratio was 0.4:1.0 for purposes of this covenant.	A financial covenant requires the company to maintain a minimum fixed charge coverage ratio of 1.0:1.0 if excess availability under the Facility is below $22 million; at December 31, 2012, the fixed charge coverage ratio was 0.4:1.0 for purposes of this covenant.
Debt Instrument Floating Rate and Redemption Price Description			The US$35.0 Floating Rate Notes have a maturity date of September 13, 2016, and can be prepaid in whole or in part at any time prior to September 13, 2013, at a redemption price of 103%, on or after September 13, 2013, and prior to September 13, 2014, at a redemption price of 102%, and on or after September 13, 2014, at a redemption price of 100% of the aggregate principal amount outstanding.	The US$35.0 Floating Rate Notes have a maturity date of September 13, 2016, and can be prepaid in whole or in part at any time prior to September 13, 2013, at a redemption price of 103%, on or after September 13, 2013, and prior to September 13, 2014, at a redemption price of 102%, and on or after September 13, 2014, at a redemption price of 100% of the aggregate principal amount outstanding.
Interest Payable						21.5
Debt Instrument, Description of Variable Rate Basis			The Floating Rate Notes bear interest, payable quarterly, at 10.0% plus three-month LIBOR per annum, with a floor set for the floating LIBOR component of 3.0%.	The Floating Rate Notes bear interest, payable quarterly, at 10.0% plus three-month LIBOR per annum, with a floor set for the floating LIBOR component of 3.0%.
Reclassification Outstanding On Debt					414.9
Increased First Lien Basket Under Notes	60
Fixed Charge Coverage Ratio Of Floating Rate Notes			2.0:1.0	2.0:1.0
Fixed Charge Coverage Ratio Calculated On Trailing Average		0.4:1.0	0.9:1.0	0.9:1.0
Maximum Issuance Of Senior Secured Notes			75.0
Maximum Purchase Money Debt and Capitalized Lease Obligations Principal Amount Outstanding				15.0
General Basket Amount				25.0
Basket For Accommodation Guarantees				5.0
Percentage Of Net Cash Proceeds From Issue Of Capital Stock			200.00%	200.00%
Landlord Waiver Reserve In Respect Of Rent		2.3
Canadian Pension Plan Past Due		2.7		1.1
Reserve For Credit Insurance Deductibles		2.0		2.0
Reserve For Employee Source Deductions		1.3		1.3
Reserve For Workers Compensation		0.3		0.3
Purchasing Card Reserve				0.2
Borrowing under the ABL Facility		82.2		78.9
Line Of Credit Facility Outstanding Drawings		64.0		24.0
Line of Credit Facility, Amount Outstanding		17.8		22.3
Cash		12.6		18.5
Restricted cash (note 10)		3.7		0.7
Noncontrolling Interest, Ownership Percentage by Parent			50.00%	50.00%
Consolidated Percentage Of Subsidiary			100.00%	100.00%
Long-term debt		458.90		422.00																	33.60	0															$ 26.00